Shared-based Compensation (Summary Of Restricted Stock Units and Performance Stock Units Activity) (Details) - Restricted Stock Units (RSUs) and Performance Stock Units (PSUs) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Outstanding, Beginning Balance	1,685,060	1,806,853	1,654,753
Granted	4,168,477	1,582,429	927,214
Forfeited	(552,981)	(975,994)	(251,351)
Vested	(575,883)	(728,228)	(523,763)
Outstanding, Ending Balance	4,724,673	1,685,060	1,806,853
Vested and expected to vest, end of period, Number of Shares	4,337,839
Aggregate Intrinsic Value
Outstanding, end of period	$ 36,616,216
Vested and expected to vest	$ 33,618,256